CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Filing and regulatory fees	$ 185,345	$ 230,855
Office and administration	230,451	246,134
Professional fees	103,801	128,638
Rent and utilities	112,259	140,670
Share-based payments	319,103	216,636
Shareholder communication and travel	514,565	341,801
Wages and benefits	1,067,084	1,114,085
CORPORATE EXPENSES	2,532,608	2,418,819
Foreign exchange loss	6,909	18,288
Interest income	(46,728)	(95,207)
Unrealized loss (gain) on marketable securities	168,800	(253,500)
LOSS AND COMPREHENSIVE LOSS	$ 2,661,589	$ 2,088,400
Basic and diluted loss per share	$ 0.03	$ 0.02
Weighted average number of common shares outstanding	95,856,191	94,403,548